Summary of Property, Plant and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 147,134	$ 128,257
Additions	149,253	180,739
Depreciation	(56,517)	(31,768)
Disposals		(65,016)
Foreign currency translation change	(20,218)	(65,078)
Ending Balance	219,652	147,134
Right-of-use asset [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	17,385	39,809
Additions
Depreciation	(3,657)	(6,920)
Disposals
Foreign currency translation change	(4,975)	(15,504)
Ending Balance	8,753	17,385
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	23,341	68,255
Additions	32,343
Depreciation	(4,933)	(12,355)
Disposals
Foreign currency translation change	(2,801)	(32,559)
Ending Balance	47,950	23,341
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	180	1,815
Additions	979
Depreciation	(201)	(290)
Disposals
Foreign currency translation change	(175)	(1,345)
Ending Balance	783	180
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	98,988	10,976
Additions	96,224	180,067
Depreciation	(44,130)	(10,964)
Disposals		(65,016)
Foreign currency translation change	(11,153)	(16,075)
Ending Balance	139,929	98,988
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	7,240	7,402
Additions	19,707	672
Depreciation	(3,596)	(1,239)
Disposals
Foreign currency translation change	(1,114)	405
Ending Balance	$ 22,237	$ 7,240